21. Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax And Social Contribution
Schedule of reconciliation of income and social contribution tax expense
21.1.	Income tax and social contribution effective rate reconciliation
	2020	2019	2018
		Note 2	Note 2
Income (loss) before income tax and social contribution (Continued operations)	1,901	(368)	83
Credit (expense) of Income tax and social contribution expense at the nominal rate.	(542)	105	(28)
Tax penalties	(11)	(16)	(20)
Share of profit of associates	19	(2)	15
Interest on own capital (*)	(78)	(4)	54
Tax benefits	12	6	15
Sendas spin-off	(74)	-	-
Other permanent differences	12	6	5
Effective income tax and social contribution expense	(662)	95	41

Credit (expense) income tax and social contribution expense for the year:
Current	(371)	249	(41)
Deferred	(291)	(154)	82
Credit (expense) income tax and social contribution expense	(662)	95	41
Effective rate	34.82%	25.82%	-49.40%

(*) Effect of income tax on interest on own capital.

Schedule of breakdown of deferred income tax and social contribution
21.2.	Breakdown of deferred income tax and social contribution

	2020			2019
	Asset	Liability	Net	Asset	Liability	Net

Tax losses and negative basis of social contribution	514	-	514	453	-	453
Provision for contingencies	376	-	376	321	-	321
Goodwill tax amortization	-	(496)	(496)	-	(604)	(604)
Mark-to-market adjustment	-	(6)	(6)	-	(7)	(7)
Technological innovation – future realization	-	(5)	(5)	-	(7)	(7)
Fixed assets, tradename and investment property	-	(1,681)	(1,681)	-	(1,359)	(1,359)
Unrealized gains with tax credits	-	(402)	(402)	82	(322)	(240)
Net adjustments of IFRS 16	389	-	389	356	-	356
Cash flow hedge	11	-	11	-	(80)	(80)
Other	29	-	29	117	-	117
Presumed profit on equity of Éxito	237	-	237	192	-	192
Deferred income tax and social contribution assets (liabilities)	1,556	(2,590)	(1,034)	1,521	(2,379)	(858)

Off-set assets and liabilities	(1,556)	1,556	-	(1,184)	1,184	-
Deferred income tax and social contribution assets (liabilities), net	-	(1,034)	(1,034)	337	(1,195)	(858)

Schedule of recovery of deferred tax assets

The Company estimates the recovery of the deferred tax assets as follows:

Up to one year	143
From 1 to 2 years	238
From 2 to 3 years	211
From 3 to 4 years	218
From 4 to 5 years	225
Above 5 years	521
1,556

Schedule of changes in deferred income tax and social contribution
21.3.	Movement in deferred income tax and social contribution

	2020	2019	2018
		Note 2	Note 2
Opening balance	(858)	(225)	(95)
Credit (expense) for the year – Continuing operations	(291)	(154)	82
Credit (expense) for the year - Discontinued operations	214	(122)	(87)
Tax on discontinued operations	-	314	(61)
Income tax related to OCI - Continuing operations	-	1	(1)
Income tax related to OCI - Discontinued operations	-	(20)	3
Business combination	-	(747)	-
Exchange rate changes	(188)	(18)	-
Assets held for sale and discontinued operations	-	122	(64)
Deconsolidation - Sendas	91	-	-
Other	(2)	(7)	(2)
At the end of the period	(1,034)	(856)	(225)